Commitments and Contingencies (Details)	Nov. 05, 2025 $ / shares	Oct. 13, 2025 $ / shares	Aug. 08, 2025 USD ($)	Jul. 30, 2025 USD ($)	Apr. 16, 2025 USD ($)	Apr. 14, 2025 $ / shares	Jan. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Percentage of subscription								150.00%	150.00%
Subscription amount (in Dollars)								$ 24,495,000	$ 24,495,000
Nasdaq minimum share bid price to stay compliant (in Dollars per share) | $ / shares		$ 1				$ 1
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance						30
Nasdaq compliance period granted		180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance	10
Forecast [Member]
Commitments and Contingencies [Line Items]
Potential second compliance period						180 days
Minimum share bid price to stay compliant (in Dollars per share) | $ / shares						$ 1
Consecutive business days below minimum bid price						30 days
Compliance period granted						180 days
Consecutive business days above minimum bid price						10 years
CFGI [Member]
Commitments and Contingencies [Line Items]
Claims in exchange (in Dollars)				$ 500,000
Thinking Tree Dissenter [Member]
Commitments and Contingencies [Line Items]
Claims in exchange (in Dollars)			$ 140,000
Pending Litigation [Member]
Commitments and Contingencies [Line Items]
Litigation claims								0	0	0
Pending Litigation [Member] | CFGI [Member]
Commitments and Contingencies [Line Items]
Litigation, damages sought, plus interest (in Dollars)							$ 730,000
Pending Litigation [Member] | Thinking Tree Dissenter [Member]
Commitments and Contingencies [Line Items]
Litigation, damages sought, plus interest (in Dollars)					$ 470,000
Pending Litigation [Member] | Thinking Tree Dissenter [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Litigation, damages sought, plus interest (in Dollars)					470,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Nasdaq minimum share bid price to stay compliant (in Dollars per share) | $ / shares	$ 1					$ 1
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance						30
Nasdaq compliance period granted						180 days
Potential second compliance period		180 days				180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance	10					10
Subsequent Event [Member] | Pending Litigation [Member] | CFGI [Member]
Commitments and Contingencies [Line Items]
Litigation, damages sought, plus interest (in Dollars)							$ 730,000
Subsequent Event [Member] | Pending Litigation [Member] | Thinking Tree Dissenter [Member]
Commitments and Contingencies [Line Items]
Litigation, damages sought, plus interest (in Dollars)					$ 470,000